BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (23.9%)
$2,159,983	ACC Trust 2019-1[1]	05/20/22	3.750%	$2,172,343
1,366,829	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,434,914
1,450,000	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	1,461,027
1,350,000	AXIS Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	1,366,859
1,072,931	Capital Auto Receivables Asset Trust 2018-2[1]	02/22/21	3.020	1,074,599
842,849	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	845,553
664,121	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	668,840
2,000,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	2.998	2,002,572
2,000,000	Drive Auto Receivables Trust 2018-5	10/15/22	3.340	2,009,245
2,432,278	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,2]	10/15/31	3.903	2,432,797
1,200,000	Elm Trust 2018-2A1	10/20/27	4.605	1,207,104
190,000	Elm Trust 2018-2A1	10/20/27	5.584	191,121
600,000	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	2.220	597,780
1,360,000	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	1,374,199
153,242	Exeter Automobile Receivables Trust 2018-3A1	01/18/22	2.900	153,342
893,692	FCI Funding LLC 2019-1A1	02/18/31	3.630	897,517
1,350,000	Finance of America Structured Securities Trust 2018-HB1[1,2,3]	09/25/28	3.774	1,359,963
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,151,929
1,042,663	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	1,046,872
2,700,000	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	2,767,510
1,000,000	GM Financial Consumer Automobile Receivables Trust 2017-2A1	11/16/22	2.070	994,449
1,390,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	1,432,844
2,340,000	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703	2,339,648
1,070,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	4.100	1,094,546
300,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	299,805
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,424,155
581,141	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	609,361
205,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	204,895
2,000,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	2,045,685
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	688,705
300,000	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.552	303,191
2,500,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	2,530,793
701,265	Newtek Small Business Loan Trust 2018-1 (1-Month USD-LIBOR + 1.700%)[1,2]	02/25/44	4.104	701,263
332,651	Newtek Small Business Loan Trust 2018-1 (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/44	5.404	332,650
300,000	NextGear Floorplan Master Owner Trust 2017-1A1	04/18/22	2.540	299,934
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	1,405,921

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (continued)
$1,640,000	NRZ Advance Receivables Trust 2019-T1[1]	07/15/52	2.590%	$1,636,635
600,000	Ocwen Master Advance Receivables Trust Series 2018-T1[1]	08/15/49	3.301	600,060
1,080,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	1,097,983
300,000	Oportun Funding IX LLC 2018-B1	07/08/24	3.910	303,917
2,660,000	Oportun Funding X LLC 2018-C1	10/08/24	4.590	2,715,505
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	2,118,820
550,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	558,001
1,580,000	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	1,579,206
1,280,000	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,308,468
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD-LIBOR + 2.250%)[1,2]	04/20/27	4.773	1,518,464
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 2.100%)[1,2]	08/20/27	4.420	1,940,000
1,500,000	PFS Financing Corp. 2018-F1	10/15/23	3.520	1,535,641
2,940,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.940	3,016,274
2,500,000	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.912	2,532,298
720,000	SPS Servicer Advance Receivables Trust Advance Receivables
	Backed Notes 2018-T1[1]	10/17/50	3.620	727,997
2,220,708	Stack Infrastructure Issuer LLC Series 2019-1A1	02/25/44	4.540	2,306,850
890,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.600%)[1,2]	07/15/38	4.019	891,971
600,000	SWC Funding LLC 2018-1A1	08/15/33	4.750	617,127
1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380	1,433,469
940,000	THL Credit Wind River CLO, Ltd., 2012-1A (3-Month USD-LIBOR + 0.880%)[1,2]	01/15/26	3.183	939,315
1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	1,423,787
52,965	United Auto Credit Securitization Trust 2018-2[1]	03/10/21	2.890	52,976
621,299	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	622,813
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,433,633
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,547,201
1,579,568	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	1,584,198

	Total Asset Backed Securities
	(Identified cost $79,886,036)			80,966,540

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.9%)
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	6.325	145,437
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	6.325	783,937

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2]	11/15/31	7.075%	$1,349,668
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07/15/30	4.075	599,551
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/24	4.149	951,009
3,540,000	CSMC 2018-SITE[1,2,3]	04/15/36	4.782	3,714,499
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,3]	08/05/34	5.629	1,001,789
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,3]	11/15/47	3.913	224,730
1,960,000	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	3.414	1,964,408
3,070,000	Morgan Stanley Capital I, Inc. 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,2]	05/15/36	3.725	3,069,993
628,256	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	3.475	630,219
2,000,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD- LIBOR + 1.130%)[1,2]	11/15/37	3.444	2,003,200
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	306,872

	Total Commercial Mortgage Backed Securities
	(Identified cost $16,434,055)			16,745,312

	CORPORATE BONDS (36.1%)

	AEROSPACE/DEFENSE (0.4%)
1,320,000	BAE Systems Holdings, Inc.[1]	10/07/24	3.800	1,372,850
	AGRICULTURE (0.9%)
3,025,000	Bunge, Ltd. Finance Corp.	03/15/24	4.350	3,166,576
	AUTO MANUFACTURERS (0.3%)
1,110,000	Daimler Finance North America LLC[1]	02/12/21	2.300	1,105,043
	BANKS (8.5%)
2,300,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	01/25/22	2.875	2,323,013
1,155,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	1,195,065
2,100,000	ASB Bank, Ltd.[1]	06/14/23	3.750	2,182,855
615,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	620,845
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,417,457
1,330,000	BB&T Corp.	12/06/23	3.750	1,406,429
1,470,000	BNP Paribas SA (3-Month USD-LIBOR + 2.235%)[1,2]	01/10/25	4.705	1,574,721
2,941,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	3,019,750
535,000	Capital One NA	08/08/22	2.650	536,732
1,410,000	DNB Bank ASA[1]	06/02/21	2.375	1,408,184
875,000	Fifth Third Bancorp	01/25/24	3.650	915,763
2,340,000	Lloyds Banking Group, Plc	05/08/25	4.450	2,477,026
895,000	PNC Financial Services Group, Inc.	01/23/24	3.500	936,601

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$505,000	Santander Holdings USA, Inc	12/03/21	4.450%	$523,376
810,000	Santander Holdings USA, Inc	03/28/22	3.700	827,474
1,300,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	1,302,632
1,750,000	Svenska Handelsbanken AB	05/24/21	3.350	1,782,114
980,000	Svenska Handelsbanken AB	11/20/23	3.900	1,038,501
650,000	Wells Fargo Bank NA	01/15/21	2.600	652,304
2,485,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.610%)[2]	05/27/22	2.897	2,505,513
				28,646,355
	BEVERAGES (0.5%)

1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,585,604
	BIOTECHNOLOGY (1.3%)
2,740,000	Amgen, Inc	05/11/22	2.650	2,755,926
1,600,000	Celgene Corp.	02/20/23	3.250	1,638,165
				4,394,091
	CHEMICALS (0.4%)

1,290,000	DuPont de Nemours, Inc.	11/15/23	4.205	1,373,252
	COMMERCIAL SERVICES (0.2%)
600,000	United Rentals North America, Inc.	07/15/23	4.625	613,332
	COMPUTERS (1.2%)
2,000,000	Apple, Inc.	05/03/23	2.400	2,016,639
1,950,000	International Business Machines Corp.	05/15/24	3.000	1,995,181
				4,011,820
	COSMETICS/PERSONAL CARE (0.4%)

1,300,000	Unilever Capital Corp.	03/07/22	3.000	1,324,737
	DIVERSIFIED FINANCIAL SERVICES (4.3%)
2,985,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	3,025,118
1,720,000	American Express Co.	11/05/21	3.700	1,770,536
335,000	Avolon Holdings Funding, Ltd.[1]	05/15/24	5.250	359,596
750,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	770,534
785,000	Capital One Financial Corp.	01/29/24	3.900	826,859
1,800,000	Credit Acceptance Corp.	02/15/21	6.125	1,804,500
700,000	Credit Acceptance Corp.	03/15/23	7.375	728,000
1,400,000	Credit Acceptance Corp.[1]	03/15/26	6.625	1,510,320
1,650,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	1,664,758
600,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	633,354
1,400,000	Park Aerospace Holdings, Ltd.[1]	03/15/23	4.500	1,450,848
				14,544,423

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (2.7%)
$655,000	American Electric Power Co., Inc.	12/01/21	3.650%	$673,730
2,800,000	Electricite de France SA1	09/21/28	4.500	3,086,488
1,705,000	Exelon Generation Co. LLC	10/01/39	6.250	2,074,989
1,060,000	PacifiCorp	04/01/24	3.600	1,112,178
830,000	PSEG Power LLC	06/15/21	3.000	836,184
1,355,000	Wisconsin Public Service Corp.	11/21/21	3.350	1,386,405
				9,169,974
	HEALTHCARE-SERVICES (1.8%)

2,085,000	MEDNAX, Inc.[1]	01/15/27	6.250	2,066,272
1,130,000	Mercy Health	07/01/28	4.302	1,245,436
2,750,000	Roche Holdings, Inc.[1]	01/28/22	1.750	2,714,796
				6,026,504
	INSURANCE (6.1%)

4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04/11/48	5.500	4,435,937
3,002,000	Athene Global Funding[1]	01/25/22	4.000	3,102,671
3,145,000	Enstar Group, Ltd.	06/01/29	4.950	3,223,077
1,530,000	Enstar Group, Ltd.	03/10/22	4.500	1,577,759
540,000	New York Life Global Funding[1]	08/06/21	3.250	550,252
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	2,920,125
1,840,000	Swiss Re Finance Luxembourg SA (5-Year CMT Index + 3.582%)[1,2]	04/02/49	5.000	1,989,356
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,736,815
				20,535,992
	INVESTMENT COMPANIES (1.6%)

685,000	Ares Capital Corp.	06/10/24	4.200	700,087
200,000	Business Development Corp. of America[1]	12/30/22	4.750	198,700
1,655,000	FS KKR Capital Corp.	07/15/24	4.625	1,650,431
1,330,000	Main Street Capital Corp.	05/01/24	5.200	1,424,247
1,565,000	Owl Rock Capital Corp.	04/15/24	5.250	1,624,542
				5,598,007
	MACHINERY-CONSTRUCTION & MINING (0.7%)

2,180,000	Caterpillar Financial Services Corp.	12/07/23	3.650	2,296,746
	MACHINERY-DIVERSIFIED (0.4%)
1,265,000	John Deere Capital Corp.	01/10/24	3.450	1,321,694
	MEDIA (0.1%)
410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/20	3.579	413,105

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued)
	PHARMACEUTICALS (1.2%)
$1,695,000	AbbVie, Inc.	05/14/25	3.600%	$1,748,254
455,000	AbbVie, Inc.	05/14/35	4.500	474,679
450,000	AbbVie, Inc.	05/14/36	4.300	459,094
1,445,000	Allergan Sales LLC[1]	12/15/21	5.000	1,515,575
				4,197,602
	PIPELINES (1.2%)
1,545,000	Energy Transfer Operating LP (3-Month USD-LIBOR + 4.028%)[2,4]		6.250	1,443,741
1,205,000	Kinder Morgan Energy Partners LP	02/15/23	3.450	1,236,051
1,335,000	NOVA Gas Transmission, Ltd	04/01/23	7.875	1,552,061
				4,231,853
	REAL ESTATE INVESTMENT TRUSTS (1.7%)

1,275,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	07/15/24	5.250	1,340,344
495,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	11/05/19	2.375	494,704
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,410,100
2,585,000	WEA Finance LLC / Westfield UK & Europe Finance Plc.[1]	10/05/20	3.250	2,604,831
				5,849,979
	TELECOMMUNICATIONS (0.2%)
705,938	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	708,055

	Total Corporate Bonds
	(Identified cost $117,448,045)			122,487,594

	LOAN PARTICIPATIONS AND ASSIGNMENTS (15.0%)
1,694,093	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.734	1,688,807
632,465	Avolon TLB Borrower 1 (US) LLC Term B 3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	4.022	633,749
1,980,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	5.756	1,977,109
1,363,158	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.750%)[2]	11/01/22	4.984	1,362,735
1,979,899	Charter Communications Operating LLC (CCO Safari LLC) Term B (3-Month USD-LIBOR + 2.000%)[2]	04/30/25	4.330	1,982,830
2,972,273	Dell International LLC / EMC Corp. Term B (1-Month USD-LIBOR + 2.000%)[2]	09/07/23	4.240	2,979,258
3,895,305	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)[2]	10/02/23	5.984	3,903,835
1,984,962	Frontera Generation Holdings LLC (1-Month USD-LIBOR + 4.250%)[2]	05/02/25	6.629	1,931,627
1,252,846	Greatbatch, Ltd. Term A (1-Month USD-LIBOR + 2.500%)[2]	10/27/21	4.750	1,251,280
696,474	HCA, Inc. Term B 10 (3-Month USD-LIBOR + 2.000%)[2]	03/13/25	4.330	698,020
3,995,696	Helix Gen Funding, LLC (1-Month USD-LIBOR + 3.750%)[2]	06/03/24	5.984	3,819,206

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$2,977,444	Kestrel Acquisition LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	6.490%	$2,914,173
2,059,438	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	5.570	2,060,179
1,395,000	Panther BF Aggregator 2 L P (1-Month USD-LIBOR + 3.500%)[2]	04/30/26	5.734	1,394,135
2,581,285	RPI Finance Trust Term B 6 (1-Month USD-LIBOR + 2.000%)[2]	03/27/23	4.234	2,594,192
989,873	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	4.750	987,151
1,492,500	Sprint Communications, Inc. (1-Month USD-LIBOR + 3.000%)[2]	02/02/24	5.250	1,491,097
701,133	SS&C Technologies Holdings, Inc. Term B 3 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.484	700,698
477,357	SS&C Technologies Holdings, Inc. Term B 4 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.484	477,061
734,379	SS&C Technologies Holdings, Inc. Term B 5 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.484	734,129
2,977,330	TerraForm Power Operating LLC (1-Month USD-LIBOR + 2.000%)[2]	11/08/22	4.234	2,973,608
3,170,000	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 5.250%)[2]	03/06/26	7.484	3,157,542
2,200,000	U.S. Renal Care, Inc. (1-Month USD-LIBOR + 5.000%)[2]	06/26/26	7.250	2,151,424
1,985,000	United Rentals, Inc. (1-Month USD-LIBOR + 1.750%)[2]	10/31/25	3.984	1,985,496
1,855,000	Vistra Operations Co. LLC (Tex Operations Company LLC) (3-Month USD-LIBOR + 2.000%)[2]	12/31/25	4.270	1,857,653
2,977,500	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	3.984	2,983,098
	Total Loan Participations and Assignments
	(Identified cost $50,664,952)			50,690,092

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.9%)
1,132,570	Cascade Funding Mortgage Trust 2018-RM2[1,2,3]	10/25/68	4.000	1,160,927
1,910,000	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	1,899,043

	Total Residential Mortgage Backed Securities
	(Identified cost $3,037,354)			3,059,970

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.2%)
4,000,000	Federal Home Loan Bank Discount Notes[5]	08/01/19	0.000	4,000,000

	Total U.S. Government Agency Obligations
	(Identified cost $4,000,000)			4,000,000

	U.S. INFLATION LINKED DEBT (2.7%)
8,534,661	U.S. Treasury Inflation Indexed Note	01/15/29	0.875	8,996,364

	Total U.S. Inflation Linked Debt
	(Identified cost $8,794,099)			8,996,364

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	U.S. TREASURY BONDS AND NOTES (13.7%)
$15,690,000	U.S. Treasury Bond	08/15/40	3.875%	$19,575,727
5,250,000	U.S. Treasury Bond	08/15/46	2.250	4,957,353
12,475,000	U.S. Treasury Bond	05/15/48	3.125	13,987,106
7,000,000	U.S. Treasury Note	02/15/23	2.000	7,034,727
800,000	U.S. Treasury Note[6]	08/15/26	1.500	776,938

	Total U.S. Treasury Bonds and Notes
	(Identified cost $42,254,709)			46,331,851

	U.S. TREASURY BILLS (1.6%)
5,000,000	U.S. Treasury Bill[5]	08/13/19	0.000	4,996,583
500,000	U.S. Treasury Bill[5]	10/24/19	0.000	497,635
	Total U.S. Treasury Bills
	(Identified cost $5,494,197)			5,494,218

TOTAL INVESTMENTS (Identified cost $328,013,447)[7]			100.0%	$338,771,941
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%	38,882
NET ASSETS			100.0%	$338,810,823

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2019 was $139,532,185 or 41.2% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security is perpetual in nature and has no stated maturity date.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $328,013,447, the aggregate gross unrealized appreciation is $11,706,017 and the aggregate gross unrealized depreciation is $193,116, resulting in net unrealized appreciation of $11,512,901.

Abbreviation:
CMT	−	Constant Maturity Treasury.
LIBOR	−	London Interbank Offered Rate.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2019:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain /(Loss)
Contracts to Buy:
U.S. Treasury 2-Year Notes	62	September 2019	$13,258,313	$13,293,188	$34,875
U.S. Treasury 5-Year Notes	500	September 2019	58,344,719	58,777,344	432,625
U.S. Treasury 10-Year Notes	125	September 2019	15,796,531	15,927,734	131,203
U.S. Ultra 10-Year Notes	40	September 2019	5,445,390	5,513,750	68,360
U.S. Ultra Bond	19	September 2019	3,286,344	3,373,688	87,344
					$754,407

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2019
Asset Backed Securities	$–	$80,349,413	$617,127	$80,966,540
Commercial Mortgage Backed Securities	–	16,745,312	–	16,745,312
Corporate Bonds	–	122,487,594	–	122,487,594
Loan Participations and Assignments	–	50,690,092	–	50,690,092
Residential Mortgage Backed Securities	–	3,059,970	–	3,059,970
U.S. Government Agency Obligations	–	4,000,000	–	4,000,000
U.S. Inflation Linked Debt	–	8,996,364	–	8,996,364
U.S. Treasury Bonds and Notes	–	46,331,851	–	46,331,851
U.S. Treasury Bills	–	5,494,218	–	5,494,218
Total Investment, at value	$–	$338,154,814	$617,127	$338,771,941
Other Financial Instruments, at value
Financial Futures Contracts	$754,407	$–	$–	$754,407
Other Financial Instruments, at value	$754,407	$–	$–	$754,407

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2019:

Asset Backed
Securities
Balance as of October 31, 2018	$592,470
Purchases	-
Sales / Paydowns	-
Realized gains (losses)	-
Change in unrealized appreciation (depreciation)	23,594
Amortization	1,063
Transfers from Level 3	-
Transfers to Level 3	-
Balance as of July 31, 2019	$617,127

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.